Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property And Equipment Tables
Major classes of property and equipment

Major classes of property and equipment are as follows:

	2015
	Cost	Accumulated Amortization	Net	2014 Net

Equipment	$2,102	$358	$1,744	$-
Product molds	37,243	-	37,243	-
Computers	610	196	414	-

	$39,955	$554	$39,401	$-